STATEMENTS OF OPERATIONS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Loss from operations
Operating costs	$ 124,923	$ 1,761,362
Loss from operations	(124,923)	(1,761,362)
Other income (expenses):
Interest earned on investments held in Trust Account	14,646	85,130
Fair value of private placement warrant in excess of purchase price	(1,646,600)	0
Initial loss on forward purchase agreement liabilities	(3,399,475)	0
Transaction costs allocable to derivatives	(928,450)	0
Total other income (expenses), net	(20,726,500)	24,956,267
Net income (loss)	$ (20,851,423)	23,194,905
Class A Ordinary Shares [Member]
Other income (expenses):
Net income (loss)		$ 18,555,924
Weighted average shares outstanding, basic (in shares)	21,660,759	27,600,000
Weighted average shares outstanding, diluted (in shares)	21,660,759	27,600,000
Basic net income (loss) per share (in dollars per share)	$ (0.79)	$ 0.67
Diluted net income per ordinary share (in dollars per share)	$ (0.79)	$ 0.67
Class B Ordinary Shares [Member]
Other income (expenses):
Net income (loss)		$ 4,638,981
Weighted average shares outstanding, basic (in shares)	4,870,253	6,900,000
Weighted average shares outstanding, diluted (in shares)	4,870,253	6,900,000
Basic net income (loss) per share (in dollars per share)	$ (0.79)	$ 0.67
Diluted net income per ordinary share (in dollars per share)	$ (0.79)	$ 0.67
Warrants [Member]
Other income (expenses):
Change in fair value of warrant liabilities	$ (11,408,319)	$ 23,121,405
Forward Purchase Agreement [Member]
Other income (expenses):
Change in fair value of warrant liabilities	$ (3,358,302)	$ 1,749,732